Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 3,021,794	$ 6,858,185
Less: Allowance for doubtful accounts	(2,075,280)	(3,523,458)
Accounts receivable, net	$ 946,514	$ 3,334,727